Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Alloya Corporate Federal Credit Union (the “Company”)
J.P. Morgan Securities LLC (the “Structuring Agent”)
Blaze Credit Union
Consumers Credit Union
Interra Credit Union
(together, the “Specified Parties”)

Re: Alloya Auto Receivables Trust 2025-1 – Data Files Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “2.28 Loan tape - combined - updated 6.6.25.xlsx” provided by the Company on June 6, 2025, containing information on 12,125 motor vehicle loans and retail installment sale contracts (the “Receivables”) as of February 28, 2025 (the “Data File”) which we were informed are intended to be included as collateral in the offering by Alloya Auto Receivables Trust 2025-1, consisting of:

- 4,979 Receivables from Blaze Credit Union (the “Blaze Receivables”)

- 2,999 Receivables from Consumers Credit Union (the “Consumers Receivables”)

- 4,147 Receivables from Interra Credit Union (the “Interra Receivables”)

Blaze Credit Union, Consumers Credit Union, and Interra Credit Union (together, the “Responsible Parties”) are responsible for the specified attributes identified by the Company in the Data File related to the Blaze Receivables, Consumers Receivables, and Interra Receivables, respectively.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts, DTI percentages, and origination dates were within $1.00, 1.00%, and one business day, respectively.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Cutoff Date” means February 28, 2025.
•	The “Initial Data File” means an electronic data file entitled “Loan tape - combined - updated 5.30.xlsx” provided by the Company on May 30, 2025, containing information on the 12,125 Receivables as of February 28, 2025.
•	The term “Insurance Document” means one of the insurance documents listed in email correspondence received from each Responsible Party on June 12, 2025, which each Responsible Party informed us are acceptable forms of Insurance Document related to their respective Receivables.
•	The term “Title Document” means one of the title documents listed in email correspondence received from each Responsible Party on June 12, 2025, which each Responsible Party informed us are acceptable forms of Title Document related to their respective Receivables.
•	The term “Acceptable Company Names” means the names listed in email correspondence received from each Responsible Party on June 12, 2025, which each Responsible Party informed us are the acceptable names that can appear as the legal owner, lien holder, security interest holder, or secured party in the Title Documents related to their respective Receivables.
•	The term “Vehicle Model and Make Mapping” means the mappings of vehicle specific models to general models and models to makes provided by each Responsible Party from June 2, 2025 to June 10, 2025, related to their respective Receivables.
•	The term “Interra Collateral Codes Legend” means the legend of collateral codes used in Interra Credit Union’s core servicing system corresponding to “New” or “Used” collateral.
•	The term “Instructions” means the instructions provided by the Responsible Parties pertaining to a procedure, attribute, or methodology, as described in the procedures below.
•	The term “Sources” means the following information provided by the Responsible Parties as electronic copies and/or images related to the Selected Receivables (defined below):
-	Installment Sale Contract, Loan and Security Agreement, Sub Action Report, Credit Application, Credit Report, Insurance Document, and Title Document. We make no representation regarding the validity, enforceability, or authenticity of these documents;
-	Screenshots from each Responsible Party’s core servicing system containing information related to Borrower Mailing State, DTI, Maturity Date, Payment Amount, Current Interest Rate, New/Used, and/or Direct/Indirect (the “System Screenshots”);
-	The Vehicle Model and Make Mapping; and,
-	Interra Collateral Codes Legend.
•	The term “Provided Information” means the Cutoff Date, Acceptable Company Names, Instructions and Sources.

The procedures we were instructed by the Company to perform are as follows:

A.	We randomly selected a sample of 50 Blaze Receivables, 50 Consumers Receivables, and 50 Interra Receivables from the Initial Data File for a total of 150 Receivables (the “Selected Receivables”). A listing of the Selected Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Initial Data File.

B.	For each Selected Receivable, we compared or recomputed the specified attributes in the Initial Data File listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Initial Data File to the Sources for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception. The Sources are listed in the order of priority.
Attribute	Sources/Instructions
Original Balance	Installment Sale Contract, Loan and Security Agreement Recompute as the sum of the Amount Financed and any Prepaid Finance Charge in the Installment Sale Contract or Loan and Security Agreement.
Maturity Date

Installment Sale Contract, Loan and Security Agreement, System Screenshot.

In the event the Maturity Date was not stated in the Installment Sale Contract, recompute by adding the Loan Term per the Installment Sale Contract to the First Payment Date stated in the Installment Sale Contract.

In the event the information was not in agreement, recompute by extending the Maturity Date in the Installment Sale Contract or Loan and Security Agreement or the recomputed Maturity Date by a number of months equal to the number of Skip-A-Pay transactions before the Cutoff Date identified in the System Screenshot.

Loan Term	Installment Sale Contract, Loan and Security Agreement
Origination Date	Installment Sale Contract, Loan and Security Agreement
Payment Amount	Installment Sale Contract, Loan and Security Agreement, System Screenshot, Sub Action Report
Manufacturer	Installment Sale Contract, Loan and Security Agreement Vehicle Make and Model Mapping
Model	Installment Sale Contract, Loan and Security Agreement Vehicle Make and Model Mapping
Year	Installment Sale Contract, Loan and Security Agreement
New/Used	Installment Sale Contract, Loan and Security Agreement, System Screenshot, Interra Collateral Codes Legend (for the Interra Receivables).
Obligor/Billing State	Installment Sale Contract, Loan and Security Agreement, System Screenshot
Credit Bureau Score	Credit Report
DTI	System Screenshot
Contract Rate	System Screenshot, Sub Action Report
Direct/Indirect	System Screenshot

We found such information to be in agreement, except as listed in Exhibit B.

C.	As a result of the differences in Loan Term we identified and reported in the performance of Procedure B, the Initial Data File was revised with updates by Consumers Credit Union. Consumers Credit Union informed that Loan Term in the Initial Data File was not extracted correctly from their core servicing system. The Data File reflected the revision of the Loan Term field by Consumers Credit Union.

We reperformed Procedure B for the Selected Receivables in the Data File. We found such information to be in agreement, except as listed in Exhibit C.

D.	For each Selected Receivable, we observed the presence of the following in the Sources:
•	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the legal owner, lien holder, security interest holder, or secured party.
•	Proof of Insurance Policy. The Company informed us that any of the Insurance Document was acceptable proof of insurance.
•	Signed Credit Application. We make no representation regarding the authenticity of the borrower’s signature(s).
•	Truth-in-Lending Disclosure Statement in Installment Sale Contract or the following information in Loan and Security Agreement: Annual Percentage Rate, Finance Charge, Amount Financed, Total of Payments, Payment Schedule, and Prepaid Finance Charge.
•	Signed Installment Sale Contract. We make no representation regarding the authenticity of the borrower’s signature(s).

We found such information to be present.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Responsible Parties and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Initial Data File, Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Responsible Parties, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
June 16, 2025

Exhibit A

The Selected Receivables

Selected Receivable #	Receivable Number*	Selected Receivable #	Receivable Number*	Selected Receivable #	Receivable Number*
1	2025BL01	51	2025CO01	101	2025IN01
2	2025BL02	52	2025CO02	102	2025IN02
3	2025BL03	53	2025CO03	103	2025IN03
4	2025BL04	54	2025CO04	104	2025IN04
5	2025BL05	55	2025CO05	105	2025IN05
6	2025BL06	56	2025CO06	106	2025IN06
7	2025BL07	57	2025CO07	107	2025IN07
8	2025BL08	58	2025CO08	108	2025IN08
9	2025BL09	59	2025CO09	109	2025IN09
10	2025BL10	60	2025CO10	110	2025IN10
11	2025BL11	61	2025CO11	111	2025IN11
12	2025BL12	62	2025CO12	112	2025IN12
13	2025BL13	63	2025CO13	113	2025IN13
14	2025BL14	64	2025CO14	114	2025IN14
15	2025BL15	65	2025CO15	115	2025IN15
16	2025BL16	66	2025CO16	116	2025IN16
17	2025BL17	67	2025CO17	117	2025IN17
18	2025BL18	68	2025CO18	118	2025IN18
19	2025BL19	69	2025CO19	119	2025IN19
20	2025BL20	70	2025CO20	120	2025IN20
21	2025BL21	71	2025CO21	121	2025IN21
22	2025BL22	72	2025CO22	122	2025IN22
23	2025BL23	73	2025CO23	123	2025IN23
24	2025BL24	74	2025CO24	124	2025IN24
25	2025BL25	75	2025CO25	125	2025IN25
26	2025BL26	76	2025CO26	126	2025IN26
27	2025BL27	77	2025CO27	127	2025IN27
28	2025BL28	78	2025CO28	128	2025IN28
29	2025BL29	79	2025CO29	129	2025IN29
30	2025BL30	80	2025CO30	130	2025IN30
31	2025BL31	81	2025CO31	131	2025IN31
32	2025BL32	82	2025CO32	132	2025IN32
33	2025BL33	83	2025CO33	133	2025IN33
34	2025BL34	84	2025CO34	134	2025IN34
35	2025BL35	85	2025CO35	135	2025IN35
36	2025BL36	86	2025CO36	136	2025IN36
37	2025BL37	87	2025CO37	137	2025IN37
38	2025BL38	88	2025CO38	138	2025IN38
39	2025BL39	89	2025CO39	139	2025IN39
40	2025BL40	90	2025CO40	140	2025IN40
41	2025BL41	91	2025CO41	141	2025IN41
42	2025BL42	92	2025CO42	142	2025IN42
43	2025BL43	93	2025CO43	143	2025IN43
44	2025BL44	94	2025CO44	144	2025IN44
45	2025BL45	95	2025CO45	145	2025IN45
46	2025BL46	96	2025CO46	146	2025IN46
47	2025BL47	97	2025CO47	147	2025IN47
48	2025BL48	98	2025CO48	148	2025IN48
49	2025BL49	99	2025CO49	149	2025IN49
50	2025BL50	100	2025CO50	150	2025IN50

(*) Each Responsible Party has assigned a unique identification number to each Receivable in the Initial Data File and Data File. The identification numbers referred to in this Exhibit are not the Responsible Parties’ actual identification numbers.

Exhibit B

Exceptions List – Initial Data File

Selected Receivable #	Credit Union	Receivable Number*	Attribute	Per Initial Data File	Per Sources
37	Blaze	2025BL37	DTI	19.36%	Not available
33	Blaze	2025BL33	Presence of Title Document	N/A	Not available
52	Consumers	2025CO02	DTI	51.38%	24.00%
65	Consumers	2025CO15	DTI	23.29%	21.98%
73	Consumers	2025CO23	DTI	4.15%	3.00%
100	Consumers	2025CO50	DTI	14.34%	9.00%
54	Consumers	2025CO04	Loan Term	36	42
57	Consumers	2025CO07	Loan Term	72	75
74	Consumers	2025CO24	Loan Term	72	78
81	Consumers	2025CO31	Loan Term	72	75
99	Consumers	2025CO49	Loan Term	72	75
72	Consumers	2025CO22	Model	S5	A5
92	Consumers	2025CO42	Original Balance	$ 31,165.37	$ 31,510.59
93	Consumers	2025CO43	Origination Date	April 18, 2023	April 14, 2023
129	Interra	2025IN29	Borrower Mailing State	IN	MI
147	Interra	2025IN47	Borrower Mailing State	IN	MI
118	Interra	2025IN18	New/Used	New	Used
123	Interra	2025IN23	New/Used	New	Used
124	Interra	2025IN24	New/Used	New	Used
148	Interra	2025IN48	New/Used	New	Used

Exhibit C

Exceptions List – Data File

Selected Receivable #	Credit Union	Receivable Number*	Attribute	Per Data File	Per Sources
37	Blaze	2025BL37	DTI	19.36%	Not available
33	Blaze	2025BL33	Presence of Title Document	N/A	Not available
52	Consumers	2025CO02	DTI	51.38%	24.00%
65	Consumers	2025CO15	DTI	23.29%	21.98%
73	Consumers	2025CO23	DTI	4.15%	3.00%
100	Consumers	2025CO50	DTI	14.34%	9.00%
72	Consumers	2025CO22	Model	S5	A5
92	Consumers	2025CO42	Original Balance	$ 31,165.37	$ 31,510.59
93	Consumers	2025CO43	Origination Date	April 18, 2023	April 14, 2023
129	Interra	2025IN29	Borrower Mailing State	IN	MI
147	Interra	2025IN47	Borrower Mailing State	IN	MI
118	Interra	2025IN18	New/Used	New	Used
123	Interra	2025IN23	New/Used	New	Used
124	Interra	2025IN24	New/Used	New	Used
148	Interra	2025IN48	New/Used	New	Used